FEDERATED MDT EQUITY TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

August 24, 2017

Mr. Dominic Minore

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: FEDERATED MDT EQUITY TRUST (the “Trust” or “Registrant”)
Federated MDT Large Cap Value Fund (“FMLVF” or the “Fund”)

Pre-Effective Amendment No. 1 to the Fund’s

Registration Statement on Form N-1A

1933 Act File No. 333-218374

1940 Act File No. 811-23259

Dear Mr. Minore:

The Registrant is filing this Pre-Effective Amendment No. 1 to the Fund’s Initial Registration Statement on Form N-1A filed on May 31, 2017. This Pre-Effective Amendment No. 1 is marked to reflect changes made since the initial filing, including responses to SEC comments and an audited initial financial statement.

Following are the Registrant’s responses to comments made by the Staff of the Securities and Exchange Commission (“Staff”) provided in writing on June 30, 2017.

COMMENT 1. Prospectus Risk/Return Summary: Fees and Expenses (page 1)

We note that this section will be updated by amendment. We may have additional comments on such portions when you complete them in a pre-effective amendment.

Footnote (1) states that, although the Fund has adopted a Distribution (12b-1) Plan for its Class A Shares, no such fees is currently incurred or charged by the A Class of the Fund. In your response letter, please confirm that the A Class of the Fund will not incur or charge a Distribution (12b-1) Fee for at least the next twelve months.

Footnote (2) highlights the Fee Limit agreement under which the Adviser and certain of its affiliates have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Please file the Fee Limit agreement as an exhibit to the registration statement. Also, in your response letter, please confirm that neither the Adviser nor its affiliates will be able to recoup amounts waived and/or reimbursed under the Fee Limit agreement.

RESPONSE:

The Registrant acknowledges that additional comments may be made upon review of changes reflected in this Pre-Effective Amendment No. 1.

With respect to Footnote (1), the Registrant confirms that the A Class of the Fund has no present intention of paying, accruing or incurring any Distribution (12b-1) Fee until such time as approved by the Fund's Board of Trustees.

With respect to Footnote (2), the Registrant has committed to the Fee Limit arrangement consistent with the provisions of Instruction 3(e) to Item 3 of Form N-1A which does not require a separate agreement.

Finally, the Registrant confirms that the Fund does not have a recoupment program in which the Adviser has the ability to recoup amounts waived or reimbursed within three years of the expense waiver and/or reimbursement.

COMMENT 2. Example (page 1)

In the third sentence of the second paragraph, please clarify that the Example only gives effect to the contractual expense limitation through September 1, 2018.

RESPONSE:

The Registrant confirms that the Fee Limit arrangement is not reflected in the calculations for any of the example numbers for the Fund. All example calculations are based on gross expenses. Therefore, the Registrant believes the current disclosure to be both accurate and complete and respectfully declines to make additional edits.

COMMENT 3. What are the Fund’s Main Investment Strategies? (page 2)

Item 4 of Form N-1A elicits a description of the Fund’s principal investment strategies, including a summary of the types of securities in which the Fund invests or will principally invest. Accordingly, in the heading and in the first sentence of this section, please replace the words “main” and “primarily” with the words “principal” and “principally,” respectively. Please make conforming changes to the presentation appearing under “What are the Main Risks of Investing in the Fund?”

In the first sentence of this section, clarify whether the reference to “large-sized” U.S. companies means “large-cap” U.S. companies. In the alternative, expand the disclosure to define “large-sized” U.S. companies.

The fourth paragraph states that the Fund will invest its assets so that at least 80% of its net assets (plus the amount of borrowings for investment purposes) are invested in large-cap investments. Furthermore, the second paragraph states that the Fund considers large-cap companies to be those of a size similar to companies listed in the Russell 1000 Value Index which, as of October 31, 2016, consisted of companies with market capitalizations ranging from $642.2 million to $605.9 billion. Reconcile the Fund’s 80% investment policy of investing in “large-cap” investments with the Fund’s definition of large-cap companies, which apparently could include companies with market capitalizations of as low as approximately $642.2 million. In this regard, the Fund’s 80% investment policy should reflect a minimum market capitalization that is consistent with a generally recognized definition of “large-cap.” Also, please update the Russell 1000 Value Index market capitalization range to the most recent date practicable.

Please disclose whether or not the Fund will adhere to a minimum market capitalization for the remaining 20% of its investment portfolio. If it does, also disclose the minimum market capitalization.

The disclosure states that the Fund seeks to achieve its investment objective by investing primarily in common stock of large-sized U.S. companies. However, the Fund’s 80% investment policy states that the Fund will invest in large-cap “investments.” Amplify the disclosure to identify the types of large-cap “investments,” other than common stock, in which the Fund invests or will principally invest. Add any applicable principal risk disclosure.

RESPONSE:

The Registrant notes that Item 4(a) of Form N-1A requires that the Fund identify its principal investment strategies, including the type or types of securities in which the Fund will invest principally. It does not, however, specifically require that such disclosure include the words “principal” or “principally.” The Registrant notes that use of the word “primarily” is commonplace in the industry as a descriptor of funds’ major investment focus. As required by Form N-1A, the Registrant describes its principal investment strategies in its prospectus by clearly and in detail describing the means by which the Fund intends to meet its investment objective, including with respect to both strategy and security-type. In this regard, the Registrant respectfully submits that the current disclosure is consistent with the requirements of Form N-1A. Given the staff’s comment, however, the Registrant has added “(or Principal)” after “Main” in the relevant section headings, but respectfully declines to make the other requested changes.

In the first sentence of this section, the Registrant confirms that the reference to “large-sized” U.S. companies means “large-cap” U.S. companies as further described in the strategy disclosure. The use of the term “large-sized” has been used in an effort to make the disclosure more easily understood by investors. Although the Registrant believes the current language is sufficient and clear in the context of the Fund’s overall disclosure, in light of the Staff’s comment, the Registrant has revised the disclosure throughout the prospectus in order to replace references to “large-sized” with “large-cap” and/or “large-capitalization.”

The Registrant has reviewed the Fund’s 80% investment policy of investing in “large-cap” investments against the Fund’s definition of large-cap companies as well as the minimum market capitalization that is consistent with a generally recognized definition of large-cap companies. Following such review, the Registrant respectfully submits that the Fund’s definition of large-capitalization securities is both reasonable and appropriate. In its frequently asked questions with respect to Rule 35d-1, the Staff indicated that in defining “small-, mid- and large-capitalization” investment companies must be “reasonable,” and indicated that “registrants should consider all pertinent references, including, for example, industry indices, classifications used by mutual fund rating organizations, and definitions used in financial publications.” See Frequently Asked Questions about Rule 35d-1, Question 6 (available at https://www.sec.gov/divisions/investment/guidance/rule35d-1faq.htm). Here, the Fund defines “large-capitalization” with reference to the size of the companies held within the Russell 1000 Value Index. This index is comprised of the 1000 largest U.S. public companies that exhibit value characteristics according to the index provider’s methodologies. The composition of the index is reconstituted by the index provider on an annual basis. In this regard, both the high and low end capitalization of the companies in the index will change annually. Furthermore, the Russell 1000 Value Index is widely used, along with other of the associated Russell 1000 indices (such as the Russell 1000 Index and the Russell 1000 Growth Index) both to define, and benchmark the performance of, the U.S. large-capitalization equity market. The Registrant additionally notes that the Russell 1000 Value Index is used by the Fund as its performance benchmark. For these reasons, the Registrant believes that the definition of large-capitalization currently used by the Fund is both reasonable and appropriate.

The Registrant has updated the Russell 1000 Value Index market capitalization range to reflect the range as of July 31, 2017 (changes underlined):

“As of July 31, 2017, companies in the Russell 1000® Value Index ranged in market capitalization from $1.7 billion to $432 billion.”

The Registrant confirms that the Fund will not adhere to a minimum market capitalization for the remaining 20% of its investment portfolio.

The Registrant acknowledges the Staff’s comment that the Fund’s investment objective disclosure states that the Fund seeks to achieve its investment objective by investing primarily in common stock of large-sized U.S. companies while the Fund’s 80% investment policy states that the Fund will invest in large-cap “investments.” The Registrant notes that, under normal circumstances, these large-cap “investments” will be comprised of common stocks. On an infrequent basis, however, the Fund may invest in other, non-principal large-cap “investments,” as described in detail in the Fund’s Statement of Additional Information. In its consideration of the Staff’s comment, the Registrant has inserted the following additional clarifying disclosure after the 80% investment policy disclosure on pages 3 and 8 of the prospectus (changes underlined):

“The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in large-cap investments. Such large-cap investments will be comprised primarily of common stocks.”

COMMENT 4. Risk Related to Investing for Value (page 3)

Please revise to remove mitigating language from the risk disclosure and instead focus on the risks related to investing for value. The risk factor should also disclose that the market price of a particular security may never reflect what the Adviser believes to be its intrinsic value and that the market price of the security may not appreciate as expected.

RESPONSE:

Given the Staff’s comment, the Registrant will make the following changes to its summary and full risk statements (changes underlined):

Summary Risk

Risk Related to Investing for Value. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. Additionally, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market. The value approach to stock selection also carries the risk that the market will not recognize a security's intrinsic value for a long time (if ever), or that a stock judged to be undervalued may actually be appropriately priced.

Full Risk

Risk Related to Investing for Value

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market. The value approach to stock selection also carries the risk that the market will not recognize a security's intrinsic value for a long time (if ever), or that a stock judged to be undervalued may actually be appropriately priced.

COMMENT 5. Sector Risk (page 3)

Expand the principal risk presentation, as applicable, to highlight the risks of any particular sector in which the Fund principally invests (for example, with reference to the Predecessor Federated MDT Large Cap Value Fund’s portfolio) or will invest. Also expand the discussion of principal strategies, as applicable.

RESPONSE:

The Registrant notes that sector selection is not a principal driver of the Fund’s investment strategy. The Fund does not concentrate in a particular industry nor does it have a policy to do so. The term “sector” refers to a broad segment of the securities market that may contain a number of industries. Accordingly, even though the Fund may not concentrate in a particular industry, it may invest over 25% of its assets in a sector that includes a number of industries (none of which individually comprises more than 25% of the Fund’s assets) without implicating its concentration policy.

Under “What are the Fund’s Investment Strategies?” in the Statutory Prospectus, the following will be added as a new final sentence in the second paragraph under that heading:

“The Fund may, from time to time, have larger allocations to certain broad market sectors, such as financial services, health care, energy, public utilities, information technology, consumer staples or capital goods, in attempting to achieve its investment objective.”

Under “What are the Specific Risks of Investing in the Fund?” in the Statutory Prospectus, the “Sector Risk” disclosure will be revised as follows (deletions are stricken, additions are underlined):

“Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. ~~As the Advisor allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.~~ To the extent the Fund invests in a particular sector or sectors, its performance will be more susceptible to economic, business or other developments and risks affecting that sector. Such factors may vary depending upon the sector and economic conditions at the time, but may include, for example, the availability and cost of capital funds, changes in interest rates, currency fluctuations, credit conditions, or government regulation.

COMMENT 6. Risk/Return Bar Chart (page 4)

Disclose that any applicable sales charges are not reflected in the bar chart and that, if these amounts were reflected, returns would be less than those shown.

Please delete the first sentence appearing under the bar chart.

RESPONSE:

The Registrant has added disclosure to clarify that the sales charges and account fees applicable to certain of the Fund’s classes are not reflected in the bar chart, which shows the performance of the SS class, and that, if these amounts were reflected, returns would be less than those shown.

The Registrant has deleted and replaced the first sentence under the bar chart with the following:

“As of the date of this prospectus, the Fund has not yet commenced operations and, accordingly, year-to-date performance information is not provided.”

COMMENT 7. What are the Fund’s Investment Strategies? (page 6)

We note the absence from the prospectus disclosure any mention of derivatives. In your response letter, please confirm that the Fund will not principally invest in derivatives and will not be exposed to any principal risks related to derivative investments. In the alternative, expand the prospectus disclosure to describe the types of derivatives in which the Fund is expected to invest as a principal strategy, the manner in which they are expected to be employed by the Fund, and the maximum percentage of Fund assets that are expected to be allocated to derivatives. See generally Letter from Barry D. Miller, Associate Director, Division of Investment Management, SEC to Karrie McMillan, General Counsel, ICI (July 30, 2010).

Explain in general terms how the Fund’s Adviser decides which securities to sell.

RESPONSE:

The Registrant confirms that investment in derivative instruments is not a principal strategy for the Fund. The Fund, however, retains the flexibility to invest in certain derivative instruments in limited circumstances. Accordingly, the Registrant includes detailed disclosure regarding derivative instruments in the Fund’s statement of additional information. Accordingly, the Registrant confirms that the Fund has considered its derivatives disclosure in light of the July 2010 letter from Barry D. Miller to the Investment Company Institute regarding derivatives-related disclosures by investment companies and respectfully submits that its disclosure is appropriate.

As a result of the investment adviser’s daily review, securities may be sold from the Fund’s portfolio for reasons including, but not limited to: (i) identification of deteriorating fundamentals; (ii) identification of replacement securities with higher perceived value; and (iii) compliance with the Fund’s investment objectives, strategy, limitations and other parameters.

COMMENT 8. Temporary Investments (page 7)

Please firm up the disclosure contained in the last sentence to state that, when the Fund takes temporary defensive positions, it may affect the Fund’s investment returns and/or the Fund may not achieve its investment objective.

RESPONSE:

While the Registrant believes that the current disclosure addresses the Staff’s comment, in light of the comment received, the Registrant will revise the last sentence of “Temporary Investments” as follows (deletions stricken and additions underlined):

“It is possible that ~~such investments~~ when the Fund takes temporary defensive positions, these positions could affect the Fund’s investment returns and/or the ~~ability to achieve the Fund’s~~ Fund may not achieve ~~the Fund’s~~ its investment objectives.”

COMMENT 9. Equity Securities (page 7)

The third sentence states that that the value of equity securities increases directly with the value of the issuer’s business. Please revise to clarify that this is not always that case but, rather, the value of equity securities are expected to increase directly with the value of the issuer’s business.

The last sentence states that the discussion which follows is a description of the equity securities in which the Fund principally invests; however, the only category described is that of “common stocks.” Are there other categories of equity securities in which the Fund principally invests?

Please expand the disclosure as appropriate.

RESPONSE:

While the Registrant believes the Fund’s current risk disclosure addresses the Staff’s comment, given the comment received, the Registrant will make the following revisions (changes underlined):

“However, equity securities offer greater potential for appreciation than many other types of securities, because their value is expected to increase directly with the value of the issuer’s business.”

The Registrant confirms that the category of equity securities in which the Fund principally invests is that of common stocks. The Fund’s statement of additional information includes detailed disclosure regarding other types of permissible, but not principal, investments for the Fund.

COMMENT 10. What are the Specific Risks of Investing in the Fund? (page 8)

Revise the first sentence to clarify that this section describes the principal risks of investing in the Fund, including the risks to which the Fund’s particular portfolio as a whole is expected to be subject and the circumstances reasonably likely to affect adversely the Fund’s net asset value and total return. In this regard, add any additional risk factors as appropriate.

RESPONSE:

The Registrant will revise the first sentence of the following disclosure as follows (changes underlined):

“The following describes the principal risks associated with the Fund’s principal investments, including the risks to which the Fund’s portfolio as a whole is expected to be subject and the circumstances reasonably likely to affect adversely the Fund’s net asset value and total return. Any additional risks associated with the Fund’s non-principal investments are described in the Fund's SAI. The Fund’s SAI also may provide additional information about the risks associated with the Fund’s principal investments.”

The Registrant confirms that, at this time, it does not believe that the addition of additional risk factors, beyond those currently disclosed either in the Fund’s prospectus or statement of additional information, is required.

COMMENT 11. How to Purchase Shares – Through a Financial Intermediary (page 19)

The disclosure states that a shareholder of the Fund will receive the next calculated NAV depending on, among other things, when the financial intermediary forwards the purchase order. In your response letter, please confirm that the financial intermediary has no relationship with the Fund, which would require a purchaser of Fund shares instead to receive the next calculated NAV after receipt of the purchase order by the financial intermediary.

RESPONSE:

Generally, financial intermediaries may or may not, depending on the terms of their selling and/or service agreement with the Fund, act as agent for the Funds for the limited purpose of accepting orders under Rule 22c-1, such that the shareholder would receive the NAV next calculated after receipt of the purchase order by the financial intermediary. In such cases where the financial intermediary is not acting as agent for the Fund, the Registrant confirms that a shareholder will receive the next calculated NAV after the Fund’s receipt of the purchase order forwarded by the financial intermediary. In cases where a financial intermediary does act as agent for the Fund, a shareholder will receive the next calculated NAV after receipt of the purchase order by the financial intermediary.

The Registrant will review this prospectus disclosure across the entire Federated funds complex and intends to update the Fund’s applicable disclosure to discuss both agent and non-agent situations at its next regularly scheduled annual update.

COMMENT 12. How to Redeem and Exchange Shares (page 21)

The disclosure states that, depending upon the method of payment, shareholder receipt of redemption proceeds may differ. Please disclose the typical number of days or estimated range of days following receipt of shareholder redemption requests in which the Fund typically expects to pay out redemption proceeds to redeeming shareholders for each method used.

RESPONSE:

The Registrant has approved the following disclosure to be included in the “Redemptions and Exchanges” section for all Federated funds. This language is now reflected in the Fund’s prospectus at page 21.

“Redemption proceeds normally are wired or mailed within one business day after receiving a timely request in proper form. Depending upon the method of payment, when shareholders receive redemption proceeds can differ. Payment may be delayed for up to seven days under certain circumstances.”

The Registrant respectfully believes that the above disclosure is responsive both to the Staff’s comments and to Item 11(c)(7) and (8) of Form N-1A which allows a fund to disclose the typical number of days or estimated range of days in which a fund expects it will take to pay out redemptions proceeds.

COMMENT 13. Methods the Fund May Use to Meet Redemption Requests (page 22)

Please expand the disclosure to clarify the Fund’s policy with respect to sales of portfolio holdings to meet redemptions; for example, will the Fund typically sell its most liquid assets in order to raise cash or will it, instead, sell a pro-rata share of its holdings? Additionally, please clarify whether the Fund will generally generate cash through either inter-fund borrowing/lending or through the use of its line of credit to meet redemptions only if cash on hand is not sufficient to meet redemptions or sales of portfolio assets would disadvantage the Fund as a whole.

Please expand the last paragraph of this section to summarize the circumstances under which the Fund would be more likely to deem in-kind distributions of its portfolio securities necessary or appropriate; for example, during times of deteriorating market conditions or market stress, or when the Fund’s portfolio has increased exposure to less liquid securities. Will redemptions in-kind by the Fund represent pro-rata slices of its portfolio assets, individual securities or representative securities baskets? Additionally, similar to the disclosure appearing on page 25 of the SAI, the prospectus should disclose that, because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

RESPONSE:

The Registrant respectfully believes that the Fund’s current disclosure is responsive both to the Staff’s comments and to Item 11(c)(7) and (8) of Form N-1A. However, in light of the Staff’s comment, the Registrant will replace its current disclosure with the following disclosure and will include it in the disclosure of all Federated Funds at their next regularly scheduled annual updates.

“The Fund intends to pay Share redemptions in cash. To ensure that the Fund has cash to meet Share redemptions on any day, the Fund typically expects to hold a cash or cash equivalent reserve or sell portfolio securities if consistent with the management of the Fund.

In unusual or stressed circumstances, the Funds may generate cash in the following ways:

•	Inter-fund Borrowing and Lending. The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (“Federated funds”) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Inter-fund borrowing and lending is permitted only: (a) to meet shareholder redemption requests; (b) to meet commitments arising from “failed” trades; and (c) for other temporary purposes. All inter-fund loans must be repaid in seven days or less.

•	Committed Line of Credit. The Fund participates with certain other Federated funds, on a joint basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (“LOC”) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the funds, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding.

•	Redemption in Kind. Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by an “in-kind” distribution of the Fund’s portfolio securities. Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.”

COMMENT 14. Financial Information (page 28)

Please file a new consent of independent registered public accounting firm as an exhibit to the registration statement.

Please note that if the most recent financial statement is dated more than 245 days prior to the effective date of the registration statement, then the filing must include updated unaudited financial statements.

RESPONSE:

The Registrant notes that this Pre-Effective Amendment No. 1 includes a new consent of the Independent Registered Public Accounting Firm as an exhibit. It is anticipated that the Fund will be declared effective prior to day 245.

Registrant represents that the Fund currently is the only series of the Registrant and the Registrant/Fund does not intend to issue shares in a public offering prior to the reorganizations of Federated MDT Large Cap Value Fund and Federated Clover Value Fund (the “Acquired Funds”) with and into the Fund, which reorganizations, subject to Acquired Fund shareholder approval, are scheduled to be consummated in November, 2017. In connection with each reorganization, it is expected that the Fund will acquire all or substantially all of the assets of the respective Acquired Fund.

COMMENT 15. Statement of Additional Information Investment Limitations (page 18)

In the last paragraph of the “Investment Limitations” section, please clarify that the phrase “the above limitations” refers to everything discussed under the heading “Investment Limitations.”

RESPONSE:

In response to the Staff’s comment, the Registrant has added the following clarification to the last paragraph of the “Investment Limitations” section (additions are underlined):

“For purposes of the above Investment Limitations, the Fund considers …”

COMMENT 16. Borrowing Money and Issuing Senior Securities (page 18)

Please add narrative disclosure highlighting the permissible “maximum extent” to which the Fund may borrow money, directly or indirectly, and issue senior securities.

RESPONSE: In response to the Staff’s comment, the Registrant will revise the “ADDITIONAL INFORMATION” section on page 19 of the Statement of Additional Information by adding the following disclosure (additions are underlined):

“For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be “cash items.” With respect to the “Borrowing Money and Issuing Senior Securities” investment limitation, please note that, for purposes of this restriction Section 18(f)(1) prohibits an open-end investment company from issuing any class of senior security, or selling any class of senior security of which it is the issuer, except that the investment company may borrow from a bank provided that immediately after any such borrowing there is asset coverage of at least 300% for all of its borrowings. Except with respect to borrowing money, if a percentage limitation…”

COMMENT 17. Concentration (as applied) (page 18)

Revise the last sentence of this section to clarify that the investment of more than 25% of the Fund’s total assets in a particular industry or group of industries will constitute concentration.

RESPONSE:

Section 8(b)(1) of the Investment Company Act of 1940, as amended (“1940 Act”) requires that investment companies recite in their registration statement, among other things, their policies with respect to concentration in an industry or group of industries. The Fund’s fundamental investment policy with respect to concentration is that it will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Further, the Fund’s Concentration (as applied) disclosure clarifies that certain subsets of the larger sectors will individually be viewed as separate industries. Accordingly, as discussed above in the Registrant’s response to Comment 5, even though the Fund may not concentrate in a particular industry, it may invest over 25% of its assets in a sector that includes a number of industries (none of which individually comprises more than 25% of the Fund’s assets) without implicating its concentration policy. For these reasons, the Registrant believes that the current disclosure contained in the Concentration (as applied) section of the Statement of Additional Information is both complete and accurate and, as a result, respectfully declines to make the Staff’s requested change.

COMMENT 18. Part C: Other Information

Exhibit 28(o)(1) Conformed Copy of Power of Attorney of Registrant

We note that the power of attorney filed as exhibit 28(o)(1) does not specifically relate to this registration statement. Please file a conformed copy of a power of attorney for all of the signatories that specifically relates to this registration statement and any amendments thereto. See Rule 483(b) of Regulation C under the Securities Act of 1933.

RESPONSE:

The Registrant has prepared and filed with this Pre-Effective Amendment No. 1 a conformed copy of a revised power of attorney that specifically relates to the Registrant’s registration statement on Form N-1A and any amendments thereto.

COMMENT 19. Signatures

Please note the signature requirements of Section 6(a) of the Securities Act, which requires that the registration statement also be signed by the Trust’s comptroller or principal accounting officer.

RESPONSE:

The Registrant acknowledges that pursuant to Section 6(a) of the Securities Act of 1933, an issuer’s comptroller or principal accounting officer, in addition to the principal financial officer, is required to sign the registration statement. The Registrant confirms that Ms. Hensler is the Registrant’s Treasurer and according to the Registrant’s By-Laws, the Treasurer “shall be the principal financial and accounting officer of the Trust and shall keep and maintain or cause to be kept and maintained adequate and correct books and records of accounts of the properties and business transactions of the Trust, including accounts of its assets, liabilities, receipts, disbursements, gains, losses, capital, retained earnings and Shares.” Given the Staff’s recurring comment on this point, and although not required as explained above, the Board of Trustees of the Registrant has formally approved Ms. Hensler as both the Principal Financial Officer and Principal Accounting Officer of the Registrant and with respect to the Fund. As such, Ms. Hensler’s updated title has been reflected on the signature page for Pre-effective Amendment No. 1 as she has signed in both capacities.

COMMENT 20. Please advise us if you have submitted or expect to submit an exemptive application or no-action request in connection with the registration statement.

RESPONSE:

The Registrant confirms that it has not submitted, and does not expect to submit, an exemptive application or no-action request in connection with the registration statement.

[Remainder of page left intentionally blank]

Assuming that our responses to Staff comments and the other changes made to the Registration Statement meet with the Staff’s approval, the Registrant and its principal underwriter hereby request, pursuant to Rule 461 under the Securities Act of 1933, that the effective date of the Registration Statement be accelerated to 12:00 Noon on August 31, 2017 or as soon thereafter as the Commission shall deem appropriate.

If we may offer any further information to assist you in the review of this filing, please do not hesitate to contact Leslie Petrone at (724) 720-8840.

Very truly yours,

/s/ Kary A. Moore

Kary A. Moore

Senior Corporate Counsel,

Federated Investors, Inc.

and

Secretary,

Federated Securities Corp.

/s/ George F. Magera

George F. Magera

Assistant General Counsel,

Federated Investors, Inc.

and

Assistant Secretary

Federated MDT Equity Trust